Fees Summary	Aug. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 130,464,835.80
Previously Paid Amount	0.00
Total Fee Amount	18,017.19
Total Offset Amount	0.00
Net Fee	$ 18,017.19
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A